Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000106439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class R6/JLCWX)
Average Annual Return, Percent	14.41%	15.37%	12.38%
C000078717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class R5/JLCVX)
Average Annual Return, Percent	14.37%	15.31%	12.32%
C000078716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class R4/JLCFX)
Average Annual Return, Percent	14.14%	15.08%	12.09%
C000113486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class R2/JLCYX)
Average Annual Return, Percent	13.88%	14.82%	11.83%
C000177896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class NAV/JLCNX)
Average Annual Return, Percent	14.41%	15.37%	12.33%
C000001795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class I/JLVIX)
Average Annual Return, Percent	14.29%	15.24%	12.25%
C000001794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class C/JHLVX)
Average Annual Return, Percent	12.18%	14.10%	11.14%
C000001792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class A/TAGRX)
Average Annual Return, Percent	8.31%	13.78%	11.40%
C000134711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class A/JEEBX)
Average Annual Return, Percent	11.13%	9.67%	7.40%
C000141694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class C/JEEFX)
Average Annual Return, Percent	15.14%	10.03%	7.21%
C000134712 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class I/JEEIX)
Average Annual Return, Percent	17.36%	11.13%	8.28%
C000134713 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class NAV)
Average Annual Return, Percent	17.52%	11.27%	8.40%
C000134714 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class R6/JEEDX)
Average Annual Return, Percent	17.44%	11.26%	8.39%
C000193016 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund (Class R6/JORSX)
Average Annual Return, Percent	(3.77%)	9.24%	8.89%
C000134720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund (Class NAV)
Average Annual Return, Percent	(3.71%)	9.24%	8.93%
C000134719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund (Class I/JCCIX)
Average Annual Return, Percent	(3.88%)	9.12%	8.80%
C000134721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund (Class A/JCCAX)
Average Annual Return, Percent	(8.86%)	7.75%	8.02%
Without Sales Load [Member] | C000001794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class C/JHLVX)—excluding sales charge
Average Annual Return, Percent	13.16%	14.10%	11.14%
Without Sales Load [Member] | C000001792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class A/TAGRX)—excluding sales charge
Average Annual Return, Percent	14.01%	14.96%	11.97%
Without Sales Load [Member] | C000134711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class A/JEEBX)—excluding sales charge
Average Annual Return, Percent	16.95%	10.80%	7.95%
Without Sales Load [Member] | C000141694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class C/JEEFX)—excluding sales charge
Average Annual Return, Percent	16.14%	10.03%	7.21%
Without Sales Load [Member] | C000134721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund (Class A/JCCAX)—excluding sales charge
Average Annual Return, Percent	(4.07%)	8.86%	8.57%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	22.64%	14.61%	11.31%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%	9.36%